American Beacon Zebra Large Cap Equity Fund
American Beacon Zebra Large Cap Equity Fund
Supplement dated September 28, 2012

to the

Prospectus dated December 30, 2011

The information below supplements the Prospectus dated December 30, 2011 and is in addition to any other supplement(s):

Effective immediately, the following changes are made to the American Beacon Zebra Large Cap Equity Fund’s (the “Fund”) principal investment strategies and risks as described in the Prospectus.

(i)
Under the heading “Principal Investment Strategies,” the following sentence is added before the last sentence in the first paragraph: “The Fund may invest up to 20% of its assets in equity securities of non-U.S. issuers.”

(ii)
Under the heading “Principal Investment Strategies,” the following is added to the end of the section:  “Zebra may trade forward foreign currency contracts or currency futures in an attempt to reduce the Fund’s risk exposure to adverse fluctuation in currency exchange rates with respect to its non-U.S. investments.”

(iii)	Under the heading “Principal Risks” starting on page 2 of the Prospectus, the following sections are added:

Currency Risk
Foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Foreign Currency Forward Risk
Foreign currency forward contracts are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of foreign currency forward contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying the foreign currency forward contract.  Not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.  Foreign currency forward transactions include risks associated with fluctuations in foreign currency.

Market Events
Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Market Timing Risk
Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s determination of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value of the Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. While the Manager monitors trading in Fund shares, there is no guarantee that it can detect all market timing activities.

(iv)
Under the heading “Principal Risks” subsection “Equity Securities Risk” on page 2, the second sentence is deleted and replaced with  the following: “The Fund’s investments in equity securities may include U.S. and non-U.S. common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, ADRs, REITs, and MLPs.”

(v)
Under the heading “Principal Risks,” the paragraph under the “Foreign Investing Risk” subsection on page 2 is deleted and replaced with the following: “Non-U.S. investments carry potential risks not associated with U.S. investments.  Such risks include, but are not limited to: (1) currency exchange rate fluctuation, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.”

(vi)
Under the heading “Principal Risks” subsection “Futures Contract Risk” on page 3, the first sentence is deleted and replaced with the following:  “There may be an imperfect correlation between the change in market value of the securities or other underlying assets held by the Fund and the price of futures contracts.”

Supplement dated September 28, 2012

to the

Prospectus and Summary Prospectus dated December 30, 2011

***IMPORTANT NOTICE REGARDING CHANGE OF INVESTMENT POLICY***

The information below supplements the Prospectus and Summary Prospectus dated December 30, 2011 and is in addition to any other supplement(s):

Effective January 1, 2013, the American Beacon Zebra Large Cap Equity Fund (the “Fund”) will change its name to American Beacon Zebra Global Equity Fund and the following changes will be made to the Fund’s name, benchmark, principal investment strategies and risks as described in the Prospectus and, as applicable, the Summary Prospectus.

(i)	All references to the American Beacon Zebra Large Cap Equity Fund name shall be changed to the American Beacon Zebra Global Equity Fund.

(ii)	The first paragraph under “Principal Investment Strategies” shall be replaced in its entirety with the following:

Under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities.  The Fund will primarily invest in equity securities from countries represented in the Morgan Stanley Capital International® World Index (“MSCI World Index”).  The MSCI® World Index is designed to measure the equity market performance of  large- and mid-capitalization companies across twenty-four developed markets countries.  In addition to common stocks, preferred stocks, American Depositary Receipts (“ADRs”), and securities convertible into or exchangeable for common stocks, the Fund may also invest in real estate investment trusts (“REITs’) and master limited partnerships (“MLPs”).

(iii)	The following shall be added after the last paragraph under “Principal Investment Strategies”:

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

(iv)	All references to Russell 1000® Index shall be replaced with MSCI® World Index.

(v)	Under the heading “Principal Risks”, the following sections shall be added:

Mid-Capitalization Companies Risk
Investing in the securities of medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since medium-sized companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Securities Lending Risk
To the extent the Fund lends its securities, it may be subject to the following risk. Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 30, 2011
Registrant Name	dei_EntityRegistrantName	American Beacon Funds
Central Index Key	dei_EntityCentralIndexKey	0000809593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 1, 2012
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
American Beacon Zebra Large Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon Zebra Large Cap Equity Fund